STOCKHOLDERS' EQUITY (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 16 – STOCKHOLDERS’ EQUITY
The Consolidated Statements of Changes in Stockholders’ Equity reflect the reverse recapitalization on June 14, 2022, as discussed in Note 8, Business Combination, to these consolidated financial statements. Because the Company was determined to be the accounting acquirer in the transaction, all periods presented prior to consummation of the transaction reflect the historical activity and balances of Legacy SpringBig, Inc. (other than common stock and potentially issuable shares underlying stock options which have been retroactively restated).
Immediately after giving effect to the business combination, the following equity securities of the SpringBig, were issued and outstanding: (i) 5,752,388 shares of SpringBig, common stock issued to the holders of Tuatara Class A ordinary shares and Tuatara Class B ordinary shares that automatically convert into Tuatara Class A ordinary shares upon the occurrence of the business combination in accordance with Tuatara’s amended and restated memorandum and articles of association as consideration in the business combination (comprised of 1,752,388 Class A ordinary shares after giving effect to the redemptions and the issuance of shares to public shareholders who did not elect to redeem their public shares and 4,000,000 Class B ordinary shares that converted into common stock), (ii) 18,196,526 shares of SpringBig common stock issued to the stockholders of SpringBig as consideration in the business combination, (iii) 10,000,000 warrants to purchase shares of SpringBig common stock issued to holders of the Public Shares upon conversion of warrants to purchase Tuatara Class A ordinary shares in connection with the business combination (each, a “New SpringBig Public Warrant”), (iv) 6,000,000 warrants to purchase shares of SpringBig common stock issued to Sponsor upon conversion of warrants to purchase Tuatara Class A Common Stock, and (v) 1,310,000 shares of SpringBig common stock issued to private investors (the “PIPE Investors”) in the PIPE Financing, plus 31,356 shares paid to certain PIPE Investors pursuant to the Convertible Notes.
Prior to the consummation of the business combination, the capital stock of Legacy SpringBig consisted of Series A, B and Seed preferred stock which was automatically convertible into common stock at the earlier of a $50.0 million initial public offering or vote of 63% of majority of preferred stockholders. The conversation rate of all preferred stock was at a one to one ratio to common stock. The preferred shares of stock were converted to SpringBig common stock at the Closing Date.
With the consummation of the business combination, Legacy SpringBig. issued and outstanding shares were converted into shares of SpringBig common stock as follows:
	Legacy SpringBig	Conversion Rate	SpringBig
Series B Preferred	4,585,202	0.59289	2,718,520
Series A Preferred	5,088,944	0.59289	3,017,184
Series Seed Preferred	6,911,715	0.59289	4,097,887
Common Stock	14,105,371	0.59289	8,362,935
	30,691,232		18,196,526
Sponsor Escrow Agreement
At the time of the Closing, TCAC Sponsor, LLC, a Delaware limited liability company (“Sponsor”), Tuatara and certain independent members of Tuatara’s board of directors entered into an escrow agreement (“Sponsor Escrow Agreement”), providing that (i) immediately following the Closing, Sponsor and certain of Tuatara’s board of directors’ independent directors shall deposit an aggregate of 1,000,000 shares of our Common Stock (such deposited shares, the “Sponsor Earnout Shares”) into escrow, (ii) the Sponsor Earnout Shares shall be released to the Sponsor if the closing price of our Common Stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, and recapitalizations) on any twenty (20) trading days in a thirty (30) trading-day period ending at any time after the Closing Date and before the fifth anniversary of the Closing Date, and (iii) the Sponsor Earnout Shares will be terminated and canceled by us if such condition is not met by the fifth anniversary of the Closing Date.
Contingent and Earnout Shares
The holders of Legacy SpringBig’s common stock and the “engaged option holders” (employees or engaged consultants of Legacy SpringBig who held Legacy SpringBig options at the effective time of the merger and who remains employed or engaged by Legacy SpringBig at the time of such payment of contingent shares) shall be entitled to receive their pro rata portion of such number of shares, fully paid and free and clear of all liens other than applicable federal and state securities law restrictions, as set forth below upon satisfaction of any of the following conditions:
a.
7,000,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $12.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date;

b.
2,250,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $15.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date; and

c.
1,250,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $18.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date.

With the consummation of the business combination, the Company’s authorized capital stock is 350,000,000 shares, consisting of 300,000,000 shares of common stock and 50,000,000 shares of preferred stock, with par value of 0.0001 per share.

NOTE 10 – STOCKHOLDERS’ EQUITY
Preferred Stock
Series B, A and Seed preferred stock do not have a dividend preference and any dividends declared shall be distributed among all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held if all shares of preferred stock were converted to common stock. Series B, A and Seed preferred stockholders (“Preferred Stockholders”) have the right to vote on certain corporate matters on an as converted basis with the holders of common stock as a single class. The Preferred Stockholders can convert all or any portion of such shares into an aggregate number of shares of common stock, as defined in the agreement and is automatically converted into common stock at the earlier of a $50.0 million initial public offering or vote of 63% of the outstanding shares of Preferred Stock (voting as a single class on as as-converted basis). The conversation rate of all preferred stock is at a one to one ratio to common stock. No dividends have been declared on the preferred stock as of December 31, 2021. Preferred stockholders have a preference in the event of liquidation in the following sequence, Series B then Series A and then Seed, with preferences being $11.5 million, $5.0 million and $2.4 million, respectively.
In August 2020, the Company entered into a Series B Preferred Stock Purchase Agreement (“Series B Agreement”) with various investors. The Series B Agreement provides for the sale and issuance of 4,584,202 shares of Series B preferred stock at a purchase price of $2.51 per share, for a total of $11.5 million.
Common Stock
During the year ended December 31, 2021, the Company issued 180,972 shares of its common stock at $0.75 per shares totaling $136,000, to satisfy the purchase of Beaches Development Group LTD. Two of the sellers signed employment contracts with Beaches Development Group LTD, the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2, as a result, the shares are treated as postcombination expense and are restricted. Approximately $21,000 remained unamortized at December 31, 2021. During the year ended December 31, 2020, the Company repurchased 1,446,986 shares of its common stock at a price of $2.59 per shares totaling $3.3 million, the shares were then cancelled. There are no treasury shares held as of December 31, 2021 and 2020, respectively.
Shares of Common Stock under Equity Incentive Plan
The Company has reserved an aggregate of 7,195,584 shares of common stock under its Equity Incentive Plan, pursuant to which, as of December 31, 2021, 7,065,350 stock options had been granted to employees, with 4,628,311 fully vested and outstanding, 192,913 stock options has been exercised to date, 2,174,126 stock options are subject to vesting. There were 130,234 stock options remaining for future issuance under the Equity Incentive Plan as of December 31, 2021. During the years ended December 31, 2021 and 2020, approximately 159,477 and 33,436 in stock options were exercised with total proceed of approximately $38,000 and $12,000, respectively.